ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of detailed information about the sensitivity analysis of fair value of mortgage-backed securities under three different scenarios [Text Block]

December 2018
Baseline scenario (i)		Increase - Favorable scenario (ii)		Decrease - Unfavorable scenario (iii)
Ps.	13,733	Ps.	57	Ps.	(63)

December 2017
Baseline scenario (i)		Increase - Favorable scenario (ii)		Decrease - Unfavorable scenario (iii)
Ps.	19,602	Ps.	80	Ps.	(95)
(i)

Fair value calculated based on valuation scenario, considers 12‑month Moving Average Prepayment between 9.25% and 10.90% as of December 31, 2018 and 12.4% and 15.8% as of December 31, 2017, and 1 Time Delinquency Curve.

(ii)	Pre-payment of 10% and 1 time delinquency curve
(iii)	Pre-payment of 20% and 1 time delinquency curve

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	1,819	Ps.	(1,823)
Adjusted net Asset Value
Most relevant variable in assets	+/-10%		221		(177)
Adjusted discounted cash flow
Growth in residual values	+/-1% of the gradient		204		(134)
Growth in residual values after 5 years	+/-1%		60		(147)
	+/- 30 bp		135		(101)
	+/-1%		743		(741)
Income	+/-1%		710		(674)
	+/- 1% anual		352		(529)
Discount interest rates	+/- 50 pb		597		(572)
		Ps.	4,841	Ps.	(4,898)

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2018				December 31, 2017
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(637,463)	Ps.	979,778	Ps.	(608,164)	Ps.	949,005
Growth rate		550,567		(387,696)		520,052		(362,867)

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the different clones [Text Block]

Tons of rubber per
Year	hectare per year
Year 7	0.60
Year 8	0.90
Year 9	1.40
Year 10 and other	1.80

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the crops [Text Block]

Tons of fresh fruit
Year	per hectare
0 to 3	—
4	4
5	10
6	12
7	22
7 to 18	22
More than 18	36
Weighted average	18

Disclosure of detailed information about the oil extraction rate that defines the amount of crude palm oil that is produced [Text Block]

Year	Extraction Rate (%)
0 to 3	19
4	23
5	23
6	23
7	23
7 to 18	23
More than 18	21
Weighted average	22

Disclosure of detailed information about transfer of fair value between level 1 and 2 [Text Block]

December 31, 2018

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	17,668	Ps.	14,081
Securities issued or secured by other Colombian Government entities		—		—		229,202		—
Securities issued or secured by other financial entities		—		—		—		189,013
	Ps.	—	Ps.	—	Ps.	246,870	Ps.	203,094

December 31, 2017

	Trade				Debt securities
	debt securities				available-for-sale
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	49	Ps.	—	Ps.	28,104
Securities issued or secured by other Colombian Government entities		—		313		—		9,908
Securities issued or secured by other financial entities		—		—		—		65,209
Securities issued or secured by entities of the non-financial sector		—		—		—		85,552
	Ps.	—	Ps.	362	Ps.	—	Ps.	188,773

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
December 31, 2015	Ps.	36,077	Ps.	—	Ps.	1,891,692	Ps.	240,212	Ps.	538,246
Valuation adjustment with an effect on income		750		—		180,982		14,644		53,680
Valuation adjustments with an effect on OCI		(9,450)		—		—		—		—
Reclassification of bearer plants balance		—		—		—		(188,177)		—
Effects of amendments in accounting policies of bearer plants.		—		—		—		(18,108)		—
Transfers to non-current assets held for sale		—		—		—		—		11,319
Reclassification		—		—		—		(1,331)		(2,539)
Additions		—		—		—		21,432		71,268
Sales / redemptions		—		—		—		(20,670)		(61,786)
December 31, 2016	Ps.	27,377	Ps.	—	Ps.	2,072,674	Ps.	48,002	Ps.	610,188
Valuation adjustment with an effect on income		765		—		209,937		13,503		46,675
Valuation adjustments with an effect on OCI		(8,540)		—		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		101,469
Reclassification		—		25,341		—		—		(30,143)
Additions		—		—		—		24,409		84,036
Sales / redemptions		—		—		—		(19,775)		(28,431)
December 31, 2017	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794
Adoption IFRS 9 (See note 2)		—		102,214		—		—		—
Valuation adjustment with an effect on income		(5,119)		9,207		205,803		20,606		39,415
Valuation adjustments with an effect on OCI		—		1,426		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		19,719
Reclassification		—		25,989		—		(96)		10,780
Additions		—	(*)	396,136		—		20,900		61,300
Sales / redemptions		(750)		—		—		(23,343)		(78,684)
December 31, 2018	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324

(*)    Includes investment in NEXUS Real Estate Capital Funds by Banco de Bogota of Ps.330,350, Banco Popular of Ps.24,222, Alpopular of Ps.41,070 and Fiduciaria Popular of Ps.494

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2018				December 31, 2017
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (2017 - held-to-maturity) (1)	Ps.	2,972,616	Ps.	2,984,973	Ps.	2,899,039	Ps.	2,928,929
Credit portfolio at amortized cost (2)		168,685,654		176,228,181		160,754,295		166,303,676
Total financial assets	Ps.	171,658,270	Ps.	179,213,154	Ps.	163,653,334	Ps.	169,232,605

Liabilities
Customer deposits (3)	Ps.	164,359,451	Ps.	164,682,493	Ps.	154,885,224	Ps.	154,805,726
Financial obligations (4)		51,211,990		51,811,778		45,276,036		45,413,210
Total financial liabilities	Ps.	215,571,441	Ps.	216,494,271	Ps.	200,161,260	Ps.	200,218,936

(1)Financial assets held-to-maturity

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.

(2)Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3)Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4)Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.

Rubber Plantations
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

	TSR20 reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	1,597	5%	44,615	20,457
Dec-18	1,521	Baseline scenario	41,533	17,375
	1,445	(5)%	38,451	14,293
	1,620	5%	25,366	10,762
Dec-17	1,543	Baseline scenario	24,158	9,554
	1,466	(5)%	22,950	8,346

African Palm Plantations
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

	CPO reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	705	5%	32,786	6,231
Dec-18	671	Baseline scenario	29,783	3,228
	638	(5)%	26,779	224
	683	5%	27,883	5,068
Dec-17	651	Baseline scenario	26,555	3,740
	618	(5)%	25,228	2,412

Recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]

December 31, 2018

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,109,574	Ps.	161,068	Ps.	—	Ps.	2,270,642
Securities issued or secured by other Colombian Government entities		19,606		108,940		—		128,546
Securities issued or secured by foreign Governments		—		98,155		—		98,155
Securities issued or secured by central banks		—		12,914		—		12,914
Securities issued or secured by other financial entities		—		1,218,751		—		1,218,751
Securities issued or secured by non-financial sector entities		—		29,122		—		29,122
Others		—		4,848		—		4,848
Total trading investments	Ps.	2,129,180	Ps.	1,633,798	Ps.	—	Ps.	3,762,978
Investments in debt securities at fair value through profit or loss
Others		—		17,523		13,733		31,256
Total investments in debt securities at fair value through profit or loss	Ps.	2,129,180	Ps.	1,651,321	Ps.	13,733	Ps.	3,794,234
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		8,208,778		2,316,996		—		10,525,774
Securities issued or secured by other Colombian Government entities		232,312		265,323		—		497,635
Securities issued or secured by foreign Governments		91,315		2,924,241		—		3,015,556
Securities issued or secured by central banks		—		1,131,740		—		1,131,740
Securities issued or secured by other financial entities		279,653		3,028,827		—		3,308,480
Securities issued or secured by non-financial sector entities		—		209,940		—		209,940
Others		—		246,632		—		246,632
Total investments in debt securities at fair value through OCI	Ps.	8,812,058	Ps.	10,123,699	Ps.	—	Ps.	18,935,757
Total investments in debt securities	Ps.	10,941,238	Ps.	11,775,020	Ps.	13,733	Ps.	22,729,991

Equity securities
Trading equity securities		3,060		2,212,915		456,673		2,672,648
Investments in equity through OCI		935,737		51,224		103,640		1,090,601
Total equity securities	Ps.	938,797	Ps.	2,264,139	Ps.	560,313	Ps.	3,763,249

Held for trading derivatives
Currency forward		—		616,116		1,683		617,799
Bond forward		—		71		—		71
Interest rate swap		—		43,181		—		43,181
Currency swap		—		48,546		—		48,546
Currency options		—		59,089		—		59,089
Total held for trading derivatives	Ps.	—	Ps.	767,003	Ps.	1,683	Ps.	768,686
Hedging derivatives
Currency forward		—		30,138		—		30,138
Total hedging derivatives	Ps.	—	Ps.	30,138	Ps.	—	Ps.	30,138
Other account receivables
Financial assets in concession contracts		—		—		2,488,414		2,488,414
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,488,414	Ps.	2,488,414
Non- financial assets
Biological assets		—		—		84,206		84,206
Investment properties		—		—		836,324		836,324
Total non- financial assets	Ps.	—	Ps.	—	Ps.	920,530	Ps.	920,530
Total assets at fair value on recurring basis	Ps.	11,880,035	Ps.	14,836,300	Ps.	3,984,673	Ps.	30,701,008

Liabilities
Trading derivatives
Currency forward		—		583,242		5,779		589,021
Bond forward		—		2,730		—		2,730
Bond futures		32		—		—		32
Interest rate swap		—		32,380		—		32,380
Currency swap		—		148,378		—		148,378
Currency options		—		38,764		—		38,764
Total trading derivatives	Ps.	32	Ps.	805,494	Ps.	5,779	Ps.	811,305
Hedging derivatives
Currency forward		—		195,539		—		195,539
Total hedging derivatives	Ps.	—	Ps.	195,539	Ps.	—	Ps.	195,539
Total liabilities at fair value on recurring basis	Ps.	32	Ps.	1,001,033	Ps.	5,779	Ps.	1,006,844

December 31, 2017 (1)

	Level 1		Level 2		Level 3		Total
Assets

Held for trading debt securities
Securities issued or secured by Colombian Government	Ps.	1,104,829	Ps.	126,390	Ps.	—	Ps.	1,231,219
Securities issued or secured by other Colombian Government entities		—		70,064		—		70,064
Securities issued or secured by foreign Governments		—		92,931		—		92,931
Securities issued or secured by central banks		—		34,095		—		34,095
Securities issued or secured by other financial entities		—		1,137,525		—		1,137,525
Securities issued or secured by non-financial sector entities		—		17,869		—		17,869
Others		—		53,858		12,975		66,833
Total held for trading debt securities	Ps.	1,104,829	Ps.	1,532,732	Ps.	12,975	Ps.	2,650,536
Investments in debt securities available-for-sale
Securities issued or secured by Colombian Government		7,668,545		1,816,380		—		9,484,925
Securities issued or secured by other Colombian Government entities		—		662,702		—		662,702
Securities issued or secured by foreign Governments		29,604		2,074,793		—		2,104,397
Securities issued or secured by central banks		—		1,356,874		—		1,356,874
Securities issued or secured by other financial entities		456,354		3,161,723		—		3,618,077
Securities issued or secured by non-financial sector entities		—		324,469		—		324,469
Others		—		232,056		6,627		238,683
Total investments in debt securities available-for sale	Ps.	8,154,503	Ps.	9,628,997	Ps.	6,627	Ps.	17,790,127
Total investments in debt securities	Ps.	9,259,332	Ps.	11,161,729	Ps.	19,602	Ps.	20,440,663

Equity securities
Trading equity securities		28,659		2,095,160		25,341		2,149,160
Investments in equity securities available-for-sale		768,336		55,697		—		824,033
Total equity securities	Ps.	796,995	Ps.	2,150,857	Ps.	25,341	Ps.	2,973,193

Held for trading derivatives
Currency forward		—		222,377		1,578		223,955
Bond forward		—		731		—		731
Interest rate swap		—		52,970		—		52,970
Currency swap		—		33,104		—		33,104
Currency options		—		17,632		—		17,632
Total held for trading derivatives	Ps.	—	Ps.	326,814	Ps.	1,578	Ps.	328,392
Hedging derivatives
Currency forward		—		55,261		—		55,261
Total hedging derivatives	Ps.	—	Ps.	55,261	Ps.	—	Ps.	55,261
Other financial assets at fair value through profit or loss
Financial assets in concession contracts		—		—		2,282,611		2,282,611
Total financial assets designated at fair value	Ps.	10,056,327	Ps.	13,694,661	Ps.	2,329,132	Ps.	26,080,120
Non- financial assets
Biological assets		—		—		66,139		66,139
Investment properties		—		—		783,794		783,794
Total non- financial assets	Ps.	—	Ps.	—	Ps.	849,933	Ps.	849,933
Total assets at fair value on recurring basis	Ps.	10,056,327	Ps.	13,694,661	Ps.	3,179,065	Ps.	26,930,053

Liabilities
Trading derivatives
Currency forward		—		142,760		1,812		144,572
Bond forward		—		1,107		—		1,107
Interest rate swap		—		40,693		—		40,693
Currency swap		—		79,263		—		79,263
Currency options		—		33,030		—		33,030
Total trading derivatives	Ps.	—	Ps.	296,853	Ps.	1,812	Ps.	298,665
Hedging derivatives
Currency forward		—		13,464		—		13,464
Total hedging derivatives	Ps.	—	Ps.	13,464	Ps.	—	Ps.	13,464
Total liabilities at fair value on recurring basis	Ps.	—	Ps.	310,317	Ps.	1,812	Ps.	312,129

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B)

Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]

	Level 1		Level 2		Level 3		Total
December 31, 2018
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	896,257	Ps.	896,257
Non- current assets held for sale		—		—		186,714		186,714
	Ps.	—	Ps.	—	Ps.	1,082,971	Ps.	1,082,971

	Level 1		Level 2		Level 3		Total
December 31, 2017
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	701,948	Ps.	701,948
Non- current assets held for sale		—		—		101,382		101,382
	Ps.	—	Ps.	—	Ps.	803,330	Ps.	803,330